CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2018

The date of this Supplement is January 4, 2019.

Effective December 12, 2018, Clearwater Management Co., Inc. (“CMC”), the investment manager of the Clearwater Investment Trust, increased its voluntary management fee waivers for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”). Additionally, Ian P. McGonigle and Joseph Vari of Artisan Partners Limited Partnership (“Artisan Partners”) have replaced Daniel J. O’Keefe of Artisan Partners as portfolio managers of the Clearwater International Fund (“International Fund”), and Michael C. Brilley of Sit Fixed Income Advisors II, LLC no longer serves as portfolio manager of the Tax-Exempt Bond Fund. Finally, Kennedy Capital Management, Inc., subadviser to the Small Companies Fund, has amended its investment strategy as described further below.

Accordingly, the Prospectus is amended as follows.

1.	The third paragraph in the section titled “Management – Management Services and Fees” is deleted and replaced with the following:

Effective September 22, 2017, CMC has voluntarily agreed to waive a portion of the management fee for the International Fund to achieve an effective management fee rate equal to 0.68% of the Fund’s average daily net assets. Effective December 12, 2018, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, the Small Companies Fund and the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.35%, 0.98% and 0.32%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.

2.	The row corresponding to Artisan Partners in the section titled “Summary Section – Clearwater International Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:

Subadvisers	Portfolio Managers	Period of Service
Artisan Partners	N. David Samra, Managing Director and Lead Portfolio Manager Ian P. McGonigle, CFA, Co-Portfolio Manager Joseph Vari, Co-Portfolio Manager	Mr. Samra has been a portfolio manager of the Fund since 2009. Messrs. McGonigle and Vari have been co-portfolio managers of the Fund since 2018.

3.	The rows corresponding to Artisan Partners’ portfolio managers for the International Fund in the section titled “Management – The Portfolio Managers” are deleted and replaced with the following:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience

International Fund	Artisan Partners	N. David Samra	2009	Mr. Samra is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2002. Mr. Samra holds a B.S. degree from Bentley College and an M.B.A. from Columbia Business School.

International Fund	Artisan Partners	Ian P. McGonigle, CFA	2018	Mr. McGonigle joined Artisan Partners in June 2009 as an analyst. Prior to becoming a co-portfolio manager in October 2018, Mr. McGonigle had served as an associate portfolio manager since November 2015. Mr. McGonigle holds a bachelor’s degree in Business from Franklin & Marshall College.

International Fund	Artisan Partners	Joseph Vari	2018	Mr. Vari joined Artisan Partners in August 2012 as an analyst. Prior to becoming a co-portfolio manager in October 2018, Mr. Vari had served as an associate portfolio manager since December 2016. Mr. Vari holds a bachelor’s degree in history from Loyola University, a master’s degree in anthropology from Columbia University Graduate School of Arts and Sciences and a master’s degree in international affairs, international finance and banking from Columbia University School of International and Public Affairs.

4.	All references to Mr. Brilley in the Prospectus are deleted.

5.	The sixth paragraph in the section titled “Clearwater Small Companies Fund – Principal Investment Strategies” is deleted and replaced with the following:

KCM reinvests the proceeds of dispositions in new securities exhibiting desirable investment characteristics as described above. Although not a primary consideration, KCM may also seek to minimize the tax liability to shareholders when making investment decisions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2018

The date of this Supplement is January 4, 2019.

Effective December 12, 2018, Clearwater Management Co., Inc. (“CMC”), the investment manager of the Clearwater Investment Trust, increased its voluntary management fee waivers for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”). Additionally, Ian P. McGonigle and Joseph Vari of Artisan Partners Limited Partnership (“Artisan Partners”) have replaced Daniel J. O’Keefe of Artisan Partners as portfolio managers of the Clearwater International Fund (“International Fund”), and Michael C. Brilley of Sit Fixed Income Advisors II, LLC no longer serves as portfolio manager of the Tax-Exempt Bond Fund.

Accordingly, the SAI is amended as follows.

1.	The following is added to the third paragraph in the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager”:

Effective December 12, 2018, CMC has voluntarily agreed to waive a portion of the management fee to achieve an effective management fee rate of 0.35%, 0.98% and 0.32% of the net assets of the Core Equity Fund, the Small Companies Fund and the Tax-Exempt Bond Fund, respectively.

2.	The rows corresponding to N. David Samra and Mr. O’Keefe in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Other Accounts the Portfolio Managers are Managing” are deleted and replaced with the following:

Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager

N. David Samra*	International Fund

Other Registered Investment Companies: 1 fund with approximately $13.8 billion in assets.

Other Pooled Investment Vehicles: 7 pools with approximately $2.3 billion in assets.

Other Accounts: 16 accounts with approximately $2.9 billion in assets.

Ian P. McGonigle, CFA*	International Fund

Other Registered Investment Companies: 1 fund with approximately $13.8 billion in assets.

Other Pooled Investment Vehicles: 7 pools with approximately $2.3 billion in assets.

Other Accounts: 16 accounts with approximately $2.9 billion in assets.

Joseph Vari*	International Fund

Other Registered Investment Companies: 1 fund with approximately $13.8 billion in assets.

Other Pooled Investment Vehicles: 7 pools with approximately $2.3 billion in assets.

Other Accounts: 16 accounts with approximately $2.9 billion in assets.

* Data for this portion of the table is as of November 30, 2018.

3.	The row corresponding to Artisan Partners’ portfolio managers of the International Fund in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Conflicts of Interest” is deleted and replaced with the following:

Portfolio Manager	Fund	Conflict of Interest

N. David Samra Ian P. McGonigle, CFA Joseph Vari	International Fund

There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of International Fund and its shareholders. Artisan Partners has developed policies, procedures, and disclosures that it believes are reasonably designed to detect, manage, and mitigate the effects of conflicts of interest in the areas of sharing personnel, services, research and advice among client accounts, side-by-side management, allocating portfolio transactions among client accounts, investing in different parts of an issuer’s capital structure, confidential information access, short selling, soft dollars and commission recapture, proprietary and personal investments by employees, proxy voting and fees.

Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular investment strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affects its ability to manage client accounts.

From time to time, clients in a particular investment strategy may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable purchase or sale in a public securities transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the issuer or security that would be the subject of that transaction.

Like the fees Artisan Partners receives from Clearwater International Fund, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan Partners receives performance-based fees or allocations from private funds sponsored by Artisan Partners and expects to receive performance-based fees from accounts in its other strategies. In addition, Artisan Partners will, under certain circumstances, negotiate performance-based fee arrangements with other accounts. As of November 30, 2018, Artisan Partners had seven separate accounts with performance-based fees encompassing all of its investment strategies. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, Artisan Partners has in place policies and procedures that seek to mitigate such conflicts.

4.	The row corresponding to Artisan Partners’ portfolio managers of the International Fund in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Compensation Structure” is deleted and replaced with the following:

Portfolio Manager	Fund	Compensation Structure

N. David Samra Ian P. McGonigle, CFA Joseph Vari	International Fund	Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategies, including the International Fund. Portfolio managers may also receive a portion of the performance fee revenues or allocations from private funds sponsored by Artisan Partners. The portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates.

5.	The row corresponding to Mr. O’Keefe in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Share Ownership by Portfolio Managers” is deleted and replaced with the following:

Portfolio Manager	Fund	Ownership
Ian P. McGonigle, CFA*	International Fund	A
Joseph Vari*	International Fund	A

* Data for this portion of the table is as of November 30, 2018.

6.	All references to Mr. Brilley in the SAI are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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